Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

(each a “Fund” and together the “Funds”)

Supplement dated October 1, 2019 to the Funds’ Prospectus and Summary Prospectuses, dated February 1, 2019, as may be revised or supplemented from time to time.

Effective June 30, 2020, Kurt L. Wagner, portfolio manager of the Funds, will no longer serve as a portfolio manager. Mr. Wagner is retiring from Loomis Sayles effective August 31, 2020.

Effective October 1, 2019, Daniel Conklin will join the portfolio management team of each Fund.

The information under the subsection “Portfolio Managers” under the section “Management” in each Fund’s Fund Summary is amended to include the following:

Daniel Conklin, CFA®, Vice President of Loomis Sayles, has served as an associate portfolio manager of the Fund since 2019.

The information under “Meet the Funds’ Portfolio Managers” in the section “Management Team” in the Fund’s Prospectus is amended to include the following:

Associate portfolio managers are actively involved in formulating the overall strategy for the funds they manage but are not the primary decision-makers.

Daniel Conklin, CFA® - Daniel Conklin has served as associate portfolio manager of the Loomis Sayles Intermediate Duration Bond Fund and Loomis Sayles Limited Term Government and Agency Fund since 2019. Mr. Conklin, Vice President and portfolio manager for the fixed income group of Loomis Sayles, joined Loomis Sayles in 2012. Mr. Conklin earned a B.S. from the University of Massachusetts, Lowell and an M.S. from Northeastern University. Mr. Conklin holds the designation of Chartered Financial Analyst® and has over 9 years of investment management experience.

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

(each a “Fund” and together the “Funds”)

Supplement dated October 1, 2019 to the Funds’ Statement of Additional Information, dated February 1, 2019, as may be revised or supplemented from time to time.

Effective June 30, 2020, Kurt L. Wagner, portfolio manager of the Funds, will no longer serve as a portfolio manager. Mr. Wagner is retiring from Loomis Sayles effective August 31, 2020.

Effective October 1, 2019, Daniel Conklin will join the portfolio management team of each Fund.

The following information supplements the sub-section “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Daniel Conklin as of August 31, 2019:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Daniel Conklin	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of August 31, 2019, Mr. Conklin did not own any shares of the Funds.